Property, plant and equipment	12 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Additions	6,032	17,724	12,253	72,515	108,524
Additions - business acquisitions (Note 27)	—	96	196	1,086	1,378
Disposals/retirements	(10,236)	(27,142)	(19,273)	(86,710)	(143,361)
Foreign currency translation adjustment	3,353	5,768	2,754	17,057	28,932
As at September 30, 2024	80,530	253,250	145,201	624,319	1,103,300
Accumulated depreciation
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Depreciation expense (Note 24)	2,550	28,974	12,988	90,306	134,818
Impairment (Note 24)	115	1,966	465	149	2,695
Disposals/retirements	(4,985)	(26,945)	(19,273)	(86,710)	(137,913)
Foreign currency translation adjustment	1,324	4,284	1,368	11,350	18,326
As at September 30, 2024	25,983	173,539	90,258	446,697	736,477
Net carrying amount as at September 30, 2024	54,547	79,711	54,943	177,622	366,823
	Land and buildings	Leasehold improvements	Furniture, fixtures and equipment	Computer equipment	Total
	$	$	$	$	$
Cost
As at September 30, 2022	77,371	262,972	152,083	598,725	1,091,151
Additions	1,933	29,301	16,145	111,011	158,390
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	2,244	3,800	1,520	11,404	18,968
As at September 30, 2023	81,381	256,804	149,271	620,371	1,107,827
Accumulated depreciation
As at September 30, 2022	23,467	170,647	101,302	426,127	721,543
Depreciation expense (Note 24)	3,234	28,697	12,675	98,759	143,365
Impairment (Note 24)	—	2,163	423	—	2,586
Disposals/retirements	(167)	(39,269)	(20,477)	(100,769)	(160,682)
Foreign currency translation adjustment	445	3,022	787	7,485	11,739
As at September 30, 2023	26,979	165,260	94,710	431,602	718,551
Net carrying amount as at September 30, 2023	54,402	91,544	54,561	188,769	389,276